UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2021

Date of reporting period: December 31, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

IMPACT SHARES TRUST I

Impact Shares YWCA Women’s Empowerment ETF

Impact Shares NAACP Minority Empowerment ETF

Impact Shares Sustainable Development Goals Global Equity ETF

Semi-Annual Report

December 31, 2020

Impact Shares Trust I

Each Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and Form N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Impact Shares, Corp. uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the Commission’s website at http://www.sec.gov.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 107.9%

Communication Services— 10.9%
Alphabet, Cl A*	171	$299,701
Alphabet, Cl C*	168	294,316
AT&T	5,605	161,200
CenturyLink	122	1,189
Comcast, Cl A	3,720	194,928
Interpublic Group	302	7,103
Verizon Communications	3,428	201,395
Walt Disney*	1,420	257,276

		1,417,108

Consumer Discretionary— 12.2%
Amazon.com*	249	810,976
Autoliv*	64	5,894
Best Buy	187	18,660
eBay	567	28,492
Expedia Group*	103	13,637
Gap	97	1,958
General Motors*	1,005	41,848
Hasbro	99	9,261
Hilton Worldwide Holdings*	213	23,698
Kohl’s*	89	3,621
Lululemon Athletica*	71	24,710
Marriott International, Cl A*	194	25,593
McDonald’s	626	134,327
NIKE, Cl B	1,083	153,212
Nordstrom*	60	1,873
PVH*	55	5,164
Royal Caribbean Cruises*	109	8,141
Starbucks	962	102,915
Tapestry*	154	4,787
Target	437	77,144
Tiffany	87	11,436
TJX	1,002	68,427
VF	242	20,669

		1,596,443

Description	Shares	Fair Value

Consumer Staples— 4.6%
Campbell Soup	142	$6,866
Church & Dwight	208	18,144
Clorox	115	23,221
Colgate-Palmolive	746	63,790
Conagra Brands	410	14,867
Estee Lauder, Cl A	190	50,576
Hershey	123	18,736
J M Smucker	95	10,982
Kellogg	212	13,193
Kimberly-Clark	293	39,505
Kroger	721	22,899
Procter & Gamble	2,050	285,237
Tyson Foods, Cl A	232	14,950
Walgreens Boots Alliance	577	23,011

		605,977

Financials— 9.1%
Aflac	459	20,412
Allstate	269	29,571
Ally Financial	275	9,806
American Express	544	65,775
American International	642	24,684
Ameriprise Financial	103	20,016
Bank of New York Mellon	628	26,652
BlackRock, Cl A	137	98,851
Capital One Financial	363	35,883
Citigroup	1,613	99,458
Comerica	106	5,921
Discover Financial Services	235	21,275
Fifth Third Bancorp	596	16,432
First Republic Bank	145	21,305
Hannon Armstrong Sustainable Infrastructure Capital‡	2,401	152,295
Hartford Financial Services Group	277	13,567
Huntington Bancshares	867	10,950
KeyCorp	799	13,112
M&T Bank	95	12,093
MetLife	488	22,912
Moody’s	141	40,924
Northern Trust	161	14,995
PNC Financial Services Group	403	60,047
Primerica	24	3,214
Principal Financial Group	196	9,724
Progressive	520	51,418
Prudential Financial	304	23,733
S&P Global	206	67,718
State Street	305	22,198
T Rowe Price Group	194	29,370
US Bancorp	1,094	50,969
Voya Financial	102	5,999
Wells Fargo	2,887	87,130

		1,188,409

Health Care— 15.7%
AbbVie	1,530	163,939
Agilent Technologies	265	31,400
Amgen	485	111,512

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Fair Value

Anthem	209	$67,108
Baxter International	430	34,503
Becton Dickinson	234	58,551
Biogen*	133	32,566
Bristol-Myers Squibb	1,888	117,113
Cardinal Health	267	14,301
Cigna	317	65,993
CVS Caremark	1,090	74,447
Edwards Lifesciences*	418	38,134
Eli Lilly	743	125,448
Gilead Sciences	1,156	67,349
Johnson & Johnson	2,241	352,688
McKesson	151	26,262
Medtronic PLC	1,062	124,403
Pfizer	4,438	163,363
Quest Diagnostics	107	12,751
Regeneron Pharmaceuticals*	103	49,760
ResMed	126	26,783
UnitedHealth Group	811	284,401
Viatris, Cl W*	551	10,326

		2,053,101

Industrials— 6.3%
Alaska Air Group*	89	4,628
American Airlines Group*	296	4,668
Caterpillar	433	78,815
CSX	642	58,262
Cummins	121	27,479
Delta Air Lines*	417	16,767
Eaton	329	39,526
Emerson Electric	476	38,256
FedEx	133	34,530
Flowserve	74	2,727
General Electric	6,320	68,256
Hexcel*	48	2,328
IHS Markit	326	29,285
Illinois Tool Works	242	49,339
Ingersoll Rand*	122	5,558
Johnson Controls International	602	28,047
Nielsen Holdings PLC	267	5,572
Norfolk Southern	209	49,660
Otis Worldwide	1	67
Owens Corning	88	6,667
Pentair	131	6,955
Rockwell Automation	95	23,827
Southwest Airlines*	383	17,852
Trane Technologies	139	20,177
Union Pacific	567	118,061
Verisk Analytics, Cl A	133	27,609
Waste Management	320	37,738
WW Grainger	35	14,292
XPO Logistics*	76	9,059

		826,007

Information Technology— 41.2%
Accenture, Cl A	521	136,091
Adobe*	445	222,553
Apple	5,207	690,917

Description	Shares	Fair Value

Autodesk*	202	$61,679
Enphase Energy*	5,700	1,000,179
First Solar*	3,670	363,036
Hewlett Packard Enterprise	897	10,629
HP	1,141	28,057
International Business Machines	445	56,017
Intuit	217	82,428
Mastercard, Cl A	753	268,776
Microsoft	3,173	705,739
NVIDIA	596	311,231
PayPal Holdings*	535	125,297
salesforce.com*	780	173,573
SolarEdge Technologies*	2,057	656,430
Texas Instruments	773	126,872
Visa, Cl A	1,458	318,908
VMware, Cl A*	70	9,818
Workday, Cl A*	135	32,347
Xerox Holdings	108	2,505

		5,383,082

Materials— 1.3%
Air Products & Chemicals	175	47,814
Eastman Chemical	113	11,332
Ecolab	214	46,301
International Flavors & Fragrances	93	10,122
International Paper	313	15,562
Mosaic	263	6,052
PPG Industries	189	27,257

		164,440

Real Estate— 1.5%
CBRE Group, Cl A*	255	15,994
Equinix‡	78	55,706
Healthpeak Properties‡	422	12,757
Host Hotels & Resorts*‡	550	8,046
Iron Mountain‡	235	6,928
Jones Lang LaSalle*	39	5,786
Kimco Realty‡	350	5,253
Prologis‡	619	61,690
Ventas‡	202	9,906
Weyerhaeuser‡	583	19,548

		201,614

Utilities— 5.1%
American Water Works	151	23,174
Atlantica Sustainable Infrastructure	6,601	250,706
Brookfield Renewable, Cl A	5,321	310,031
CenterPoint Energy	100	2,164
Consolidated Edison	255	18,429
Edison International	302	18,972
Exelon	778	32,847
NiSource	277	6,354

		662,677

Total Common Stock
(Cost $10,960,635)		14,098,858

Total Investments - 107.9%
(Cost $10,960,635)		$14,098,858

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Percentages are based on Net Assets of $13,068,814.

*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of December 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period ended December 31, 2020, were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 98.2%

Communication Services— 12.3%
Alphabet, Cl A*	313	$548,576
Alphabet, Cl C*	307	537,827
AT&T	9,202	264,650
Comcast, Cl A	5,922	310,313
Verizon Communications	5,388	316,545
Walt Disney*	2,321	420,519

		2,398,430

Consumer Discretionary— 13.0%
Amazon.com*	336	1,094,329
Aptiv*	113	14,723
Autoliv*	105	9,670
Best Buy	286	28,540
Carnival*	218	4,722
eBay	741	37,235
Ford Motor*	5,103	44,856
Gap	240	4,845
General Motors*	1,702	70,871
Hanesbrands	439	6,400
Hasbro	153	14,312
Hilton Worldwide Holdings*	361	40,165
Home Depot	1,418	376,649
Marriott International, Cl A*	337	44,457
McDonald’s	975	209,215
Nordstrom*	148	4,619
Ross Stores*	486	59,686
Royal Caribbean Cruises*	75	5,602
Starbucks	1,547	165,498
Target	673	118,805
TJX	1,621	110,698
Whirlpool	73	13,176
Yum! Brands	409	44,401

		2,523,474

Description	Shares	Fair Value

Consumer Staples— 5.4%
Archer-Daniels-Midland	749	$37,757
Bunge	39	2,558
Bunge	28	1,836
Campbell Soup	228	11,024
Church & Dwight	310	27,041
Clorox	151	30,490
Colgate-Palmolive	1,108	94,745
Estee Lauder, Cl A	305	81,188
General Mills	774	45,511
Hormel Foods	381	17,759
Kellogg	331	20,598
Kimberly-Clark	438	59,055
Kroger	1,058	33,602
McCormick	304	29,062
Procter & Gamble	3,142	437,178
Sysco	685	50,868
Tyson Foods, Cl A	409	26,356
Walgreens Boots Alliance	952	37,966

		1,044,594

Energy— 0.2%
Kinder Morgan	2,648	36,198

Financials— 10.5%
Aflac	953	42,380
Allstate	437	48,040
Bank of America	10,766	326,317
Bank of New York Mellon	1,037	44,010
Citigroup	2,782	171,538
Discover Financial Services	429	38,837
Equitable Holdings	88	2,252
Goldman Sachs Group	410	108,121
Hannon Armstrong Sustainable Infrastructure Capital‡	1,418	89,944
Hartford Financial Services Group	486	23,804
Huntington Bancshares	1,508	19,046
JPMorgan Chase	4,144	526,578
KeyCorp	1,411	23,154
Moody’s	203	58,919
Morgan Stanley	1,544	105,810
Prudential Financial	516	40,284
S&P Global	280	92,045
State Street	441	32,096
US Bancorp	1,905	88,754
Wells Fargo	5,303	160,045

		2,041,974

Health Care— 14.2%
Abbott Laboratories	2,238	245,038
AbbVie	2,265	242,695
Agilent Technologies	408	48,344
Baxter International	667	53,520
Becton Dickinson	362	90,580
Biogen*	206	50,441
Bristol-Myers Squibb	2,937	182,182
Cardinal Health	409	21,906
CVS Caremark	1,749	119,457

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Fair Value

Eli Lilly	1,053	$177,789
Gilead Sciences	1,677	97,702
Illumina*	183	67,710
Jazz Pharmaceuticals*	25	4,126
Johnson & Johnson	3,450	542,961
Merck	3,294	269,449
Perrigo PLC	60	2,683
Pfizer	7,081	260,652
ResMed	177	37,623
Teleflex	26	10,701
Thermo Fisher Scientific	466	217,053
Viatris, Cl W*	1,112	20,839

		2,763,451

Industrials— 7.3%
3M	750	131,092
AECOM*	206	10,255
AGCO	79	8,144
Cintas	105	37,113
Cummins	186	42,241
Deere	390	104,929
Delta Air Lines*	770	30,962
Eaton	175	21,024
Emerson Electric	775	62,287
FedEx	277	71,915
General Electric	11,152	120,442
Honeywell International	898	191,005
IHS Markit	171	15,361
Illinois Tool Works	364	74,212
Ingersoll Rand*	42	1,913
Johnson Controls International	330	15,375
ManpowerGroup	73	6,583
Masco	332	18,237
Nielsen Holdings PLC	155	3,235
Oshkosh	82	7,058
Owens Corning	127	9,621
Pentair	73	3,875
Rockwell Automation	150	37,621
Roper Technologies	131	56,473
Stanley Black & Decker	196	34,998
Trane Technologies	48	6,968
United Parcel Service, Cl B	901	151,728
Verisk Analytics, Cl A	205	42,556
Waste Management	511	60,262
WW Grainger	52	21,234
Xylem	230	23,412

		1,422,131

Information Technology— 29.1%
Accenture, Cl A	267	69,743
Advanced Micro Devices*	1,545	141,692
Apple	10,608	1,407,576
Cisco Systems	5,541	247,960
Dell Technologies, Cl C*	204	14,951
DXC Technology*	334	8,600
Enphase Energy*	1,256	220,390
First Solar*	1,175	116,231
Hewlett Packard Enterprise	1,726	20,453
HP	1,852	45,541

Description	Shares	Fair Value

Intel	5,713	$284,622
International Business Machines	1,180	148,538
Mastercard, Cl A	1,158	413,337
Microsoft	4,699	1,045,152
Motorola Solutions	234	39,794
NortonLifeLock	718	14,920
Oracle	2,678	173,240
QUALCOMM	1,440	219,370
salesforce.com*	1,116	248,343
SolarEdge Technologies*	684	218,278
Texas Instruments	177	29,051
Visa, Cl A	2,214	484,268
Workday, Cl A*	204	48,880

		5,660,930

Materials— 2.7%
Air Products & Chemicals	259	70,764
Amcor	681	8,015
Avery Dennison	100	15,511
Ball	413	38,483
DuPont de Nemours	973	69,190
Eastman Chemical	178	17,850
Ecolab	333	72,048
FMC	176	20,228
Freeport-McMoRan, Cl B*	1,592	41,424
International Flavors & Fragrances	132	14,367
International Paper	515	25,606
Mosaic	462	10,631
Newmont	981	58,752
PPG Industries	302	43,554
Sonoco Products	143	8,473

		514,896

Real Estate— 2.1%
AvalonBay Communities‡	181	29,038
CBRE Group, Cl A*	435	27,283
Equinix‡	106	75,703
Equity Residential‡	458	27,150
Healthpeak Properties‡	693	20,950
Iron Mountain‡	357	10,524
Jones Lang LaSalle*	71	10,534
Kilroy Realty‡	150	8,610
Prologis‡	927	92,385
SL Green Realty‡	99	5,899
Ventas‡	481	23,588
Welltower‡	542	35,024
Weyerhaeuser‡	955	32,021

		398,709

Utilities— 1.4%
American Water Works	230	35,298
Atlantica Sustainable Infrastructure	1,946	73,909
Brookfield Renewable, Cl A	2,930	170,702

		279,909

Total Common Stock
(Cost $16,007,663)		19,084,696

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 1.8%
Invesco Government & Agency, Cl Institutional, 0.030%(A)	354,148	$354,148

Total Short-Term Investment
(Cost $354,148)		354,148

Total Investments - 100.0%
(Cost $16,361,811)		$19,438,844

Percentages are based on Net Assets of $19,442,914.

*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of December 31, 2020.

Cl — Class

PLC — Public Limited Company

As of December 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 91.4%

Australia — 4.6%
Australia & New Zealand Banking Group	1,468	$25,691
Brambles	817	6,676
Dexus‡	548	3,971
Fortescue Metals Group	2,048	36,994
GPT Group‡	994	3,449
Mirvac Group‡	1,983	4,036
National Australia Bank	1,504	26,205
OZ Minerals	160	2,329
Qantas Airways*	408	1,526
South32	2,768	5,271
Stockland‡	1,243	4,006
Sydney Airport*	576	2,847
Telstra	2,060	4,733
Vicinity Centres‡	1,691	2,092
Westpac Banking	1,744	26,044
Woodside Petroleum	1,018	17,847

Total Australia		173,717

Canada — 1.3%
B2Gold	485	2,717
Bank of Montreal	283	21,517
CAE*	124	3,436
Gildan Activewear*	110	3,076
Kinross Gold	621	4,557
Newmont	55	3,292
Teck Resources, Cl B	291	5,281
Thomson Reuters	85	6,957

Total Canada		50,833

China — 0.9%
Baidu ADR*	64	13,839

Description	Shares	Fair Value

BYD, Cl H	246	$6,448
China Mobile	2,091	11,922
Lenovo Group	2,840	2,681
Towngas China	437	197

Total China		35,087

Denmark — 1.6%
Coloplast, Cl B	51	7,782
GN Store Nord	55	4,398
ISS*	63	1,090
Novo Nordisk, Cl B	400	28,012
Vestas Wind Systems	87	20,556

Total Denmark		61,838

Finland — 0.5%
Neste	238	17,201

Total Finland		17,201

France — 3.0%
Air France-KLM*	138	863
ALD	48	674
AXA	1,200	28,604
Gecina‡	31	4,783
JCDecaux*	47	1,069
Kering	45	32,676
Legrand	252	22,474
Peugeot*	377	10,303
Societe Generale*	623	12,955

Total France		114,401

Germany — 2.1%
adidas*	105	38,212
Covestro	105	6,475
Henkel & KGaA	59	5,683
LANXESS	52	3,987
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	86	25,509

Total Germany		79,866

Hong Kong — 0.1%
China Everbright Environment Group	1,499	847
COSCO SHIPPING Ports	688	478
New World Development	555	2,584
Swire Properties	405	1,178

Total Hong Kong		5,087

Israel — 0.0%
Teva Pharmaceutical Industries ADR*	107	1,032

Total Israel		1,032

Japan — 1.2%
Fast Retailing	25	22,389
Nikon	152	959
Takeda Pharmaceutical	616	22,402

Total Japan		45,750

Malaysia — 0.1%
IOI	195	212
Malayan Banking	861	1,811

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Fair Value

Sime Darby	502	$288
Sime Darby Plantation	200	248

Total Malaysia		2,559

Mexico — 0.2%
Cemex*	6,177	3,194
Grupo Financiero Banorte, Cl O*	949	5,229
Infraestructura Energetica Nova*	194	761

Total Mexico		9,184

Netherlands — 2.0%
ABN AMRO Bank*	252	2,469
Akzo Nobel	138	14,812
Unilever	980	59,340

Total Netherlands		76,621

Norway — 0.2%
DNB	346	6,779

Total Norway		6,779

Philippines — 0.0%
Ayala	93	1,602

Total Philippines		1,602

Singapore — 0.1%
City Developments	313	1,888
Olam International	355	411
Sembcorp Industries	479	620
Sembcorp Marine*	2,352	254

Total Singapore		3,173

South Africa — 0.4%
Gold Fields	319	2,986
Investec	448	1,148
Sasol*	251	2,287
Standard Bank Group	538	4,652
Vodacom Group	282	2,387

Total South Africa		13,460

Spain — 0.8%
Atlantica Sustainable Infrastructure	689	26,168
Enagas	132	2,897
Repsol	51	514

Total Spain		29,579

Sweden — 1.2%
Assa Abloy, Cl B	402	9,894
Atlas Copco, Cl A	258	13,205
Atlas Copco, Cl B	153	6,849
BillerudKorsnas*	69	1,221
SKF, Cl B	171	4,435
Telefonaktiebolaget LM Ericsson, Cl A	24	307
Telefonaktiebolaget LM Ericsson, Cl B	724	8,592

Total Sweden		44,503

Switzerland — 8.5%
Nestle	1,420	167,230
Roche Holding - BR	16	5,603

Description	Shares	Fair Value

Roche Holding - GENUS	395	$137,868
SGS	4	12,064

Total Switzerland		322,765

United Kingdom — 2.0%
Lloyds Banking Group*	50,178	25,005
Ninety One	224	702
RELX	1,246	30,542
Standard Chartered*	1,836	11,697
WPP	838	9,168

Total United Kingdom		77,114

United States — 60.6%
Communication Services— 4.8%
Walt Disney*	999	180,999

Consumer Discretionary— 6.5%
Ford Motor*	2,341	20,577
Gap	124	2,503
NIKE, Cl B	727	102,849
Starbucks	1,143	122,278

		248,207

Consumer Staples— 5.5%
Colgate-Palmolive	489	41,814
Procter & Gamble	1,211	168,499

		210,313

Energy— 0.1%
Hess	54	2,851

Financials— 9.5%
Bank of America	6,328	191,802
Hannon Armstrong Sustainable Infrastructure Capital‡	457	28,987
JPMorgan Chase	719	91,363
Morgan Stanley	689	47,217

		359,369

Health Care— 9.2%
AbbVie	882	94,507
Merck	1,520	124,336
Pfizer	3,162	116,393
Viatris, Cl W*	659	12,350

		347,586

Industrials— 3.0%
3M	323	56,457
Johnson Controls International	447	20,826
ManpowerGroup	34	3,066
Nielsen Holdings PLC	203	4,237
Rockwell Automation	67	16,804
Xylem	102	10,383

		111,773

Information Technology— 18.3%
Enphase Energy*	846	148,448
First Solar*	743	73,498
HP	815	20,041
Microsoft	1,554	345,641

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Fair Value

SolarEdge Technologies*	338	$107,862

		695,490

Materials— 1.9%
Avery Dennison	50	7,755
Newmont	1,070	64,082

		71,837

Utilities— 1.8%
AES	132	3,102
Brookfield Renewable, Cl A	1,124	65,479

		68,581

Total United States		2,297,006

Total Common Stock
(Cost $2,742,255)		3,469,157

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & KGaA* (A)	105	11,840

Total Germany		11,840

Total Preferred Stock
(Cost $11,223)		11,840

WARRANT— 0.0%
Occidental Petroleum, Expires 8/6/27
Strike Price $22.00*	21	143

Total Warrant
(Cost $—) ($ Thousands)		143

RIGHT— 0.0%
Repsol, Expires 2/10/21*	51	17

Total Right
(Cost $—) ($ Thousands)		17

SHORT-TERM INVESTMENT — 8.0%
Invesco Government & Agency, Cl Institutional, 0.030%(B)	305,556	305,556

Total Short-Term Investment (Cost $305,556)		305,556

Total Investments - 99.7%
(Cost $3,059,034)		$3,786,713

Percentages are based on Net Assets of $3,796,453.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	There is currently no rate available.
(B)	Rate shown represents the 7-day effective yield as of December 31, 2020.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of December 31, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF
Assets:
Investments, at Cost	$ 10,960,635	$ 16,361,811	$ 3,059,034
Cost of Foreign Currency	—	—	1,641

Investments, at Fair Value	$ 14,098,858	$ 19,438,844	$ 3,786,713
Cash and Cash Equivalents	—	1,203	3,492
Foreign Currency, at Value	—	—	2,626
Receivable for Capital Shares Sold	726,044	—	—
Receivable for Expense Reimbursement	7,929	9,377	2,694
Dividend and Interest Receivable	5,617	10,628	1,763
Reclaims Receivable	541	207	4,220

Total Assets	14,838,989	19,460,259	3,801,508

Liabilities:
Payable for Investment Securities Purchased	915,956	—	—
Due to Custodian	838,539	—	—
Payable for Trustees’ Fee	7,929	9,377	2,694
Advisory Fees Payable	7,751	7,968	2,361

Total Liabilities	1,770,175	17,345	5,055

Net Assets	$ 13,068,814	$ 19,442,914	$ 3,796,453

Net Assets Consist of:
Paid-in Capital	$ 10,029,138	$ 16,435,510	$ 3,133,592
Total Distributable Earnings	3,039,676	3,007,404	662,861

Net Assets	$ 13,068,814	$ 19,442,914	$ 3,796,453

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	450,001	675,000	150,001
Net Asset Value, Offering and Redemption Price Per Share	$ 29.04	$ 28.80	$ 25.31

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

For the Period Ended December 31, 2020 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF
Investment Income:
Dividend Income	$ 72,769	$ 94,248	$ 29,840
Less: Foreign Taxes Withheld	(569)	(254)	(820)

Total Investment Income	72,200	93,994	29,020

Expenses:
Advisory Fees	36,256	30,201	12,705
Trustee Fees	7,929	9,377	2,694
Other Fees	—	132	173

Total Expenses	44,185	39,710	15,572

Less:
Voluntary Expense Reimbursement	(7,929)	(9,377)	(2,694)

Net Expenses	36,256	30,333	12,878

Net Investment Income	35,944	63,661	16,142

Net Realized Gain (Loss) on:
Investments	294,353	30,449	(29,682)
Foreign Currency Transactions	—	—	(157)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	294,353	30,449	(29,839)

Net Change in Unrealized Appreciation:
Investments	2,570,354	2,833,617	836,706
Foreign Currency Translation	—	—	889

Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	2,570,354	2,833,617	837,595

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	2,864,707	2,864,066	807,756

Net Increase in Net Assets Resulting from Operations	$ 2,900,651	$ 2,927,727	$ 823,898

Amounts designated as “-“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares YWCA Women’s Empowerment ETF
	Period Ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Operations:
Net Investment Income	$35,944	$81,120
Net Realized Gain on Investments	294,353	299,440
Net Change in Unrealized Appreciation on Investments	2,570,354	381,339

Net Increase in Net Assets Resulting from Operations	2,900,651	761,899

Distributions	(703,602)	(79,706)

Capital Share Transactions:
Issued	3,457,388	2,606,001

Increase in Net Assets from Capital Share Transactions	3,457,388	2,606,001

Total Increase in Net Assets	5,654,437	3,288,194

Net Assets:
Beginning of Period/Year	7,414,377	4,126,183

End of Period/Year	$13,068,814	$7,414,377

Share Transactions:
Issued	125,000	125,000

Net Increase in Shares Outstanding from Share Transactions	125,000	125,000

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares NAACP Minority Empowerment ETF
	Period Ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Operations:
Net Investment Income	$63,661	$37,329
Net Realized Gain on Investments	30,449	54,082
Net Change in Unrealized Appreciation on Investments	2,833,617	162,392

Net Increase in Net Assets Resulting from Operations	2,927,727	253,803

Distributions	(195,017)	(36,817)

Capital Share Transactions:
Issued	10,918,694	3,459,243
Redeemed	–	(106,253)

Increase in Net Assets from Capital Share Transactions	10,918,694	3,352,990

Total Increase in Net Assets	13,651,404	3,569,976

Net Assets:
Beginning of Period/Year	5,791,510	2,221,534

End of Period/Year	$19,442,914	$5,791,510

Share Transactions:
Issued	425,000	150,000
Redeemed	–	(5,000)

Net Increase in Shares Outstanding from Share Transactions	425,000	145,000

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares Sustainable Development Goals Global Equity ETF
	Period Ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Operations:
Net Investment Income	$16,142	$33,166
Net Realized Loss on Investments and Foreign Currency Transactions	(29,839)	(32,043)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	837,595	(122,953)

Net Increase (Decrease) in Net Assets Resulting from Operations	823,898	(121,830)

Distributions	(35,668)	(9,427)

Capital Share Transactions:
Issued	–	2,112,289

Increase in Net Assets from Capital Share Transactions	–	2,112,289

Total Increase in Net Assets	788,230	1,981,032

Net Assets:
Beginning of Period/Year	3,008,223	1,027,191

End of Period/Year	$3,796,453	$3,008,223

Share Transactions:
Issued	–	100,000
Redeemed	–	–

Net Increase in Shares Outstanding from Share Transactions	–	100,000

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the six month period ended December 31, 2020 (Unaudited) and the period ended June 30,

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Return of Capital ($)	Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($)	Total Return(%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)(2)
Impact Shares YWCA Women’s Empowerment ETF

2020**	22.81	0.10	7.79	7.89	(0.37)	(1.29)	—	(1.66)	29.04	29.04	34.69	13,069	0.75	(4)(12)	0.74	(4)	8

2020	20.63	0.28	2.16	2.44	(0.26)	—	—	(0.26)	22.81	22.77	11.92	7,414	0.75	(10)	1.30		47

2019(3)	20.00	0.27	0.63	0.90	(0.25)	(0.02)	—^	(0.27)	20.63	20.62	4.71	4,126	0.76	(4)(5)	1.60	(4)	7

Impact Shares NAACP Minority Empowerment ETF

2020**	23.17	0.15	5.80	5.95	(0.21)	(0.11)	—	(0.32)	28.80	28.85	25.72	19,443	0.53	(4)(13)	1.11	(4)	4

2020	21.16	0.28	1.97	2.25	(0.24)	—	—	(0.24)	23.17	23.23	10.71	5,792	0.75	(10)	1.27		25

2019(6)	20.00	0.28	1.17	1.45	(0.28)	(0.01)	—	(0.29)	21.16	21.11	7.37	2,222	0.75	(4)(7)	1.46	(4)	19

Impact Shares Sustainable Development Goals Global Equity ETF

2020**	20.05	0.11	5.39	5.50	(0.19)	(0.05)	—	(0.24)	25.31	25.43	27.43	3,796	0.75	(4)(14)	0.95	(4)	—

2020	20.54	0.35	(0.70)	(0.35)	(0.14)	—	—	(0.14)	20.05	20.00	(1.75)	3,008	0.75	(11)	1.72		41

2019(8)	20.00	0.32	0.60	0.92	(0.38)	—	—	(0.38)	20.54	20.66	4.67	1,027	0.75	(4)(9)	2.08	(4)	25

Amounts designated as “-“ are $0.

*	Per share data calculated using average shares method.
**	For the six month period ended December 31, 2020 (Unaudited).
^	Amount is less than $0.005.
(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(3)	Commenced operations on August 24, 2018.
(4)	Annualized.
(5)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 2.24% for the period ended June 30, 2019.

(6)	Commenced operations on July 18, 2018.
(7)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.66% for the period ended June 30, 2019.

(8)	Commenced operations on September 20, 2018.
(9)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.38% for the period ended June 30, 2019.

(10)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.11% for the year ended June 30, 2020.

(11)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.27% for the year ended June 30, 2020.

(12)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.91% for the period ended December 31, 2020.

(13)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.69% for the period ended December 31, 2020.

(14)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.92% for the period ended December 31, 2020.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

1. ORGANIZATION

Impact Shares Trust I (the “Trust”), is an open-end management investment company organized as a Delaware statutory trust pursuant to a Declaration of Trust dated May 19, 2016. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with three separate exchange-traded funds or series. The financial statements herein and the related notes are those of Impact Shares YWCA Women’s Empowerment ETF (the “Women’s ETF”), Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”) and Impact Shares Sustainable Development Goals Global Equity ETF (the “Sustainable Development ETF”) (each a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that, before fees and expenses, track the total return performance of the Morningstar® Women’s Empowerment Index, the Morningstar® Minority Empowerment Index and the Morningstar® Societal Development Index (the “Underlying Indices” or “Index”), respectively. The Funds are classified as “non-diversified” funds under the 1940 Act. Impact Shares, Corp. (the “Adviser”) serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser is a nonprofit corporation organized under the laws of Texas and is tax exempt under Section 501(c)(3) of the Internal Revenue Code.

The Women’s ETF commenced operations on August 24, 2018.

The NAACP Minority ETF commenced operations on July 18, 2018.

The Sustainable Development ETF commenced operations on September 20, 2018.

Shares of the Funds (“Shares”) are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, each of which currently comprises 25,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in the Funds’ Underlying Indices. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are registered investment companies under Accounting Standard Codification in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using spot currency exchange rates. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates fair value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

calculate NAV. As a result, the fair value of these investments may change on days when you cannot buy or redeem shares of the Fund. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established and implemented by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee .In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the period ended December 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the period ended December 31, 2020, the Funds did not recognize any interest or penalties.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Funds intend to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Cash Overdraft Charges — Per the terms of an agreement with the Bank of New York Mellon, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge. Cash overdraft charges are included in other fees on the Statements of Operations.

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares currently comprised of 25,000 Shares (each such block of Shares for the Funds are called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when Impact Shares has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction. No creation unit and/or transaction fees are retained by the Funds.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

On August 14, 2020, the Board of Trustees approved a temporary reduction in the size of a creation unit from 50,000 shares to 25,000 shares for the period from November 12, 2019 through December 31, 2019 for each Fund. The size of a creation unit for a Fund may be changed from time to time in the future if determined to be in the best interests of a Fund by the President of the Fund. The President of the Fund has determined that it is in the best interests of the Funds that the size of a creation unit in each Fund remain at 25,000 shares indefinitely.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2020:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Impact Shares YWCA Women’s Empowerment ETF	25,000	$500	$726,000	$500
Impact Shares NAACP Minority Empowerment ETF	25,000	500	720,000	500
Impact Shares Sustainable Development Goals Global Equity ETF	25,000	500	632,750	500

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Funds. Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; salaries and other compensation or expenses, including travel expenses, of any of the Funds’ executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; taxes and governmental fees, if any, levied against the Funds; brokerage fees and commissions, and other portfolio transaction expenses incurred by or for the Funds; expenses of the Funds’ securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; fees and expenses of any underlying funds or other pooled vehicles in which the Funds invest; dividend and interest expenses on short positions taken by the Funds; fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of the Adviser or its subsidiaries or affiliates; extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Nonprofits and the legal obligations of the Funds to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

solicitations involving shareholder proposals or other non-routine matters that are not initiated or proposed by the Funds’ management; organizational and offering expenses of the Funds, including registration (including Share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing the Funds in its state of jurisdiction and in connection with the initial registration of the Funds under the 1940 Act and the initial registration of its shares under the Securities Act (i.e., through the effectiveness of the Funds’ initial registration statement on Form N-1A); fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action and/or other relief from the SEC; and expenses of the Funds which are capitalized in accordance with generally accepted accounting principles (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

The adviser is contractually obligated to limit expenses to 0.75% of average daily net assets attributable to shares of each of the Impact Shares YWCA Women’s Empowerment ETF and the Impact Shares Sustainable Development Goals Global Equity ETF and 0.49% of the average daily net assets attributable to shares of the Impact Shares Minority Empowerment ETF through October 28, 2021. The limitation does not extend to fees paid by a Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales. Termination or modification of these obligations requires approval by the Board of Trustees of the Fund.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average net assets each year for certain distribution-related activities. For the period ended December 31, 2020, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

For the period ended December 31, 2020, the Funds incurred Trustee fees of $7,929, $9,377, and $2,694 for the Women’s ETF, Minority ETF, and Sustainable Development ETF, respectively, for which the Adviser voluntarily agreed to reimburse the Funds. Of these amounts, $7,929, $9,377, and $2,694 remain payable to the Trustees and are shown as a receivable from the Adviser on the Statements of Assets and Liabilities for the Women’s ETF, Minority ETF, and Sustainable Development ETF, respectively, as of December 31, 2020. Trustee fees are shown gross within expenses with a corresponding expense reimbursement on the Statements of Operations as such fees were voluntarily paid by the Adviser on behalf of the Funds. The Adviser does not have the ability to recoup these voluntary expense reimbursements in the future.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended December 31, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Impact Shares YWCA Women’s Empowerment ETF	$811,075	$1,757,068
Impact Shares NAACP Minority Empowerment ETF	552,223	483,520
Impact Shares Sustainable Development Goals Global Equity ETF	4,630	58,449

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended December 31, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Impact Shares YWCA Women’s Empowerment ETF	$4,131,405	$-	$-
Impact Shares NAACP Minority Empowerment ETF	10,628,694	-	-
Impact Shares Sustainable Development Goals Global Equity ETF	-	-	-

For the year ended June 30, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Impact Shares YWCA Women’s Empowerment ETF	$2,530,398	$-	$-
Impact Shares NAACP Minority Empowerment ETF	3,232,443	-	-
Impact Shares Sustainable Development Goals Global Equity ETF	1,793,690	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year ended June 30, 2020 and period ended June 30, 2019 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Impact Shares YWCA Women’s Empowerment ETF
2020	$79,706	$—	$—	$79,706
2019	38,993	—	—	38,993
Impact Shares NAACP Minority Empowerment ETF
2020	36,817	—	—	36,817
2019	29,967	—	37	30,004
Impact Shares Sustainable Development Goals Global Equity ETF
2020	9,427	—	—	9,427
2019	26,447	—	—	26,447

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

As of June 30, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Late-Year Loss Deferral	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings/(Loss)
Impact Shares YWCA Women’s Empowerment ETF	$216,873	$73,582	$—	$552,172	$—	$842,627
Impact Shares NAACP Minority Empowerment ETF	10,520	26,990	—	237,184	—	274,694
Impact Shares Sustainable Development Goals Global Equity ETF	2,686	4,489	(10,253)	(122,293)	2	(125,369)

Late year loss deferral represents specified losses realized from foreign currency transactions from November 1 to June 30, 2020 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at December 31, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Impact Shares YWCA Women’s Empowerment ETF	$10,960,635	$3,259,347	$(121,124)	$3,138,223
Impact Shares NAACP Minority Empowerment ETF	16,361,811	3,119,470	(42,437)	3,077,033
Impact Shares Sustainable Development Goals Global Equity ETF	3,059,034	807,387	(79,708)	727,679

The book/tax difference on cost is primarily related to wash sale adjustment.

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Funds will invest at least 80% of their total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk (All Funds) - The securities in an Underlying Index or in a Fund’s portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to general securities markets.

Brexit (Impact Shares Sustainable Development Goals Global Equity ETF only) - In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). On January 31, 2020, the United Kingdom left the European Union and entered a transition period that ended on December 31, 2020. Although the United Kingdom and the European Union signed a formal separation agreement prior to the end of the transition period, at present the political and economic consequences of Brexit remain uncertain. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Cash Transaction Risk (All Funds) - The Funds can effect creations and redemptions principally for cash, rather than for in-kind securities. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently can effect redemptions for cash, rather than for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Funds may recognize a capital gain on these sales that might not have been incurred if the Funds had made a redemption in-kind, and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process.

Commodities Risk (All Funds) - Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested. A Fund’s investments in commodity-linked instruments may bear on or be limited by each Fund’s intention to qualify as a regulated investment company.

Counterparty Risk (All Funds) - The Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the affected Fund’s income or the value of its assets may decrease. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Adviser to present acceptable credit risk.

Derivatives Risk (All Funds) - Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures and options contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Emerging Markets Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. The Fund will be subject to these risks to an even greater extent, to the extent the Fund invests in issuers

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

exposed to countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations. These countries typically confront severe structural impediments to sustainable development and are highly vulnerable to economic and environmental shocks and have low levels of human assets. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector, or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest, and other income, and on the Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments.

Additionally a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Exchange-Traded Funds Risk (All Funds) - The price movement of an exchange-traded fund may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Equity Investing Risk (All Funds) - The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Impact Shares NAACP Minority Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Fee Risk (All Funds) - Because the fees paid by a Fund to Impact Shares are based on the average daily value of the total assets of such Fund, less all accrued liabilities of such Fund (other than the amount of any outstanding borrowings constituting financial leverage), Impact Shares has a financial incentive to cause the Funds to utilize leverage, which creates a conflict of interest between Impact Shares, on the one hand, and the shareholders of the Funds, on the other hand.

Foreign Securities Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition,

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

investments by the Fund in non-U.S. securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, capital gains, or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.

Futures Contracts Risk (All Funds) - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Funds, such as the Funds, that use futures contracts, which are a type of derivative, are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Gender Diversity Risk (Impact Shares YWCA Women’s Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - To the extent the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund will be subject to the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and the Fund’s shares may be subject to increased price volatility.

Illiquid Securities Risk (All Funds) - Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact a Fund’s returns. Illiquid investments also may be subject to valuation risk.

Index Performance Risk (All Funds) - Each Fund is linked to an index maintained by a third party provider unaffiliated with the Funds or the Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular indices used by the Funds may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Funds.

Industry Concentration Risk (All Funds) - Because each Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Intellectual Property Risk (All Funds) - The Funds rely on licenses that permit the Adviser to use the Underlying Indices and associated trade names, trademarks and service marks, as well as the Partner Nonprofits’ names and logos (the “Intellectual Property”) in connection with the investment strategies of each respective Fund and/or in marketing and other materials for each Fund. Such licenses may be terminated, and, as a result, the relevant Fund may lose its ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of such Fund may be adversely affected.

Limited Fund Size Risk (All Funds) - The Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a Fund fails to achieve sufficient scale, it may be liquidated.

Management Risk (All Funds) - Management risk is the risk associated with the fact that the Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser may be incorrect in its assessment of the intrinsic value of companies whose securities the Fund holds, which may result in a decline in the value of Fund shares and failure to achieve its

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

investment objective. The Fund’s portfolio manager uses qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement strategies. The Adviser has limited experience managing an ETF. The relative lack of experience of the Adviser may increase the Fund’s management risk.

Market Price Variance Risk (All Funds) - Fund shares are listed for trading on NYSE (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Mid-Cap Company Risk (All Funds) - Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Non-Diversification Risk (All Funds) - Due to the nature of the Funds’ investment strategies and their non-diversified status (for purposes of the 1940 Act), the Funds may invest a greater percentage of their respective assets in the securities of fewer issuers than a “diversified” fund, and accordingly may be more vulnerable to changes in the value of those issuers’ securities. Since the Funds invest in the securities of a limited number of issuers, the Funds are particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by a Fund is likely to affect such Fund’s performance more than if such Fund invested in the securities of a larger number of issuers. Although the Funds will be “non-diversified” for purposes of the 1940 Act, the Funds intend to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

Operational and Technology Risk (All Funds) - Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Options Risk (All Funds) - Options, such as covered calls and covered puts, are subject to the risk that significant differences between the securities and options markets that could result in an imperfect correlation between these markets.

Passive Investment Risk (All Funds) - The Funds are not actively managed and may be affected by a general decline in market segments included in the applicable Underlying Indices. The Funds invest in securities included in, or representative of, each Fund’s respective Underlying Index regardless of such security’s investment merits. The Adviser does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Market Risk (All Funds) - The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the recent COVID-19 outbreak can affect this value and you may lose money by investing in the Fund. These conditions (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, including earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious disease including epidemics or pandemics such as the recent COVID-19 outbreak, can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Small-Cap Company Risk (All Funds) - Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Swaps Risk (All Funds) - Investments in swaps involve both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Tracking Error Risk (All Funds) - The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances monthly but the Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Index.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2020 (Unaudited)

7. OTHER

At December 31, 2020, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements, except to note that subsequent to the date of the Statement of Assets and Liabilities, the liabilities recorded on the Statement of Assets and Liabilities under Payable for Trustee Fees have been paid in full.

Impact Shares Trust I

Disclosure of Fund Expenses

December 31, 2020 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2020 to December 31, 2020) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Annualized Expense Ratios	Expenses Paid During Period(1)

Impact Shares YWCA Women’s Empowerment ETF
Actual Fund Return	$1,000.00	$1,346.90	0.75%	$4.44
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82

Impact Shares NAACP Minority Empowerment ETF
Actual Fund Return	$1,000.00	$1,257.20	0.53%	$3.02
Hypothetical 5% Return	1,000.00	1,022.53	0.53	2.70

Impact Shares Sustainable Development Goals Global Equity ETF
Actual Fund Return	$1,000.00	$1,274.30	0.75%	$4.36
Hypothetical 5% Return	1,000.00	1,021.37	0.75	3.87

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period shown).

Impact Shares Trust I

Liquidity Risk Management Program

December 31, 2020 (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Board is responsible for overseeing the Program and has designated the Adviser (through its Liquidity Risk Management Committee consisting of the Funds’ President and Chief Compliance Officer) as the Program’s administrator (the “Program Administrator”). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on November 17, 2020, the Trustees received a report from the Chief Compliance Officer on behalf of the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Chief Compliance Officer’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

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2189 Broken Bend

Frisco, TX 75034

844-448-3383

www.impactetfs.org

Investment Adviser:

Impact Shares, Corp.

2189 Broken Bend

Frisco, TX 75034

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Custodian:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Legal Counsel:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

IMP-SA-002-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impact Shares Trust I

By (Signature and Title)	/s/ Ethan Powell
Ethan Powell, President, Principal
Executive Officer, Treasurer, and Principal Financial Officer

Date: March 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ethan Powell
Ethan Powell, President and Principal
Executive Officer

Date: March 11, 2021

By (Signature and Title)	/s/ Ethan Powell
Ethan Powell, Treasurer and
Principal Financial Officer

Date: March 11, 2021